Fees Summary	Aug. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 0.00
Previously Paid Amount	0.00
Total Fee Amount	0.00
Net Fee	$ 0.00
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A